NON-RECOURSE BORROWINGS - Schedule of Current and Non-current property specific mortgages (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [abstract]
Current	$ 37,510	$ 34,455
Non-current1	190,904	170,103
Total	$ 228,414	$ 204,558